Consolidated Statements of Income - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
INTEREST INCOME
Loans, including fees	$ 4,153	$ 3,810	$ 12,140	$ 11,200	$ 15,202	$ 13,352
Securities:
Taxable	233	144	651	402	623	382
Tax-exempt	123	102	394	276	394	375
Federal funds sold	1		2		1
Interest-bearing deposit accounts	25	9	52	30	33	23
Certificates of deposit	20	15	62	32
Total interest income	4,555	4,080	13,301	11,940	16,253	14,132
INTEREST EXPENSE
Deposits	648	643	1,934	1,729	2,385	1,842
Federal funds purchased	1		2		6	1
Securities sold under repurchase agreements	4	4	10	8	12	9
Subordinated debt	118	119	354	161	279
FHLB advances	118	87	360	259	352	345
Total interest expense	889	853	2,660	2,157	3,034	2,197
Net interest income	3,666	3,227	10,641	9,783	13,219	11,935
Provision for loan losses	259	84	407	354	1,597	611
Net interest income after provision for loan losses	3,407	3,143	10,234	9,429	11,622	11,324
NON-INTEREST INCOME
Income from fiduciary activities	253	197	696	589	798	831
Service charges and fees on deposit accounts	212	237	667	686	917	974
VISA-related fees	48	44	153	153	217	255
Non-deposit product income	83	77	263	324	369	567
Other service charges and fees	152	144	449	414	553	533
Secondary market lending income	165	171	465	409	551	451
Bank owned life insurance income	73	62	197	187	247	219
Net gains (losses) on sale of securities available for sale	180	2	290	4	42	(25)
Other real estate losses	(6)	(167)	(94)	(247)	(395)	(327)
Net (losses) gains on the disposal of fixed assets		1		(6)	(6)	137
Other income	178	5	194	62	66	66
Total non-interest income	1,338	773	3,280	2,575	3,359	3,681
NON-INTEREST EXPENSES
Salaries and employee benefits	1,881	1,959	5,751	5,847	8,001	6,458
Occupancy expense	445	465	1,344	1,342	1,819	1,492
Software maintenance	152	175	494	465	631	524
Bank franchise tax	82	61	203	159	219	189
VISA expense	20	19	81	83	135	170
Telephone expense	30	35	96	101	136	210
FDIC assessments	96	71	280	200	301	247
Foreclosure property expense	11	15	40	36	68	131
Consulting expense	87	71	216	236	303	329
Other expense	761	714	2,376	2,377	3,189	2,868
Total non-interest expenses	3,565	3,585	10,881	10,846	14,802	12,618
Net income before income taxes	1,180	331	2,633	1,158	179	2,387
Income tax (benefit) expense	326	50	669	202	(187)	557
Net income	$ 854	$ 281	$ 1,964	$ 956	$ 366	$ 1,830
Basic Earnings Per Share
Average basic shares outstanding	4,774,856	4,780,649	4,774,856	4,797,405	4,791,722	4,818,377
Earnings per share, basic	$ 0.18	$ 0.06	$ 0.41	$ 0.20	$ 0.08	$ 0.38
Diluted Earnings Per Share
Average diluted shares outstanding	4,797,521	4,796,008	4,793,147	4,811,129	4,805,318	4,829,581
Earnings per share, diluted	$ 0.18	$ 0.06	$ 0.41	$ 0.20	$ 0.08	$ 0.38